FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 226.8	$ 184.5
Liabilities	2,381.9	2,065.2
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	195.9	156.1
Liabilities	14.2	0.0
Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	153.5	116.1
Liabilities	0.0	0.0
Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	42.4	40.0
Liabilities	14.2	0.0
Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Assets	148.9	97.4
Cash and cash equivalents | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	148.9	97.4
Cash and cash equivalents | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	148.9	97.4
Cash and cash equivalents | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Cash and cash equivalents | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Receivables from provisional copper sales
Disclosure of fair value measurement of assets [line items]
Assets	30.5	31.7
Receivables from provisional copper sales | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	30.5	31.7
Receivables from provisional copper sales | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Receivables from provisional copper sales | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	30.5	31.7
Receivables from provisional copper sales | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Available-for-sale | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	4.6	18.7
Available-for-sale | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	4.6	18.7
Available-for-sale | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Available-for-sale | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Warrants (Note 19) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	2.6	3.4
Warrants (Note 19) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Warrants (Note 19) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	2.6	3.4
Warrants (Note 19) | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Derivative related assets (Note 19) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	9.3	4.9
Derivative related assets (Note 19) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Derivative related assets (Note 19) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	9.3	4.9
Derivative related assets (Note 19) | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Derivative related liabilities (Note 24) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	14.2	0.0
Derivative related liabilities (Note 24) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Liabilities	0.0	0.0
Derivative related liabilities (Note 24) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Liabilities	14.2	0.0
Derivative related liabilities (Note 24) | Recurring fair value measurement [member] | Level 3 input
Disclosure of fair value measurement of assets [line items]
Liabilities	$ 0.0	$ 0.0